Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other assets
Cash collateral on derivative instruments	SFr 5,141	SFr 5,705
Cash collateral on non-derivative transactions	490	1,237
Derivative instruments used for hedging	50	148
Assets held-for-sale	8,300	8,214
of which loans	8,130	8,062
of which real estate	141	122
of which long-lived assets	29	30
Assets held for separate accounts	190	431
Interest and fees receivable	4,669	4,787
Deferred tax assets	5,522	5,828
Prepaid expenses	379	394
Failed purchases	1,327	2,423
Defined benefit pension and post-retirement plan assets	2,170	1,061
Other	3,833	6,637
Other assets	32,071	36,865
Other liabilities
Cash collateral on derivative instruments	8,644	11,497
Cash collateral on non-derivative transactions	473	369
Derivative instruments used for hedging	99	2
Deposits held-for-sale	0	1,577
Provisions	1,007	4,077
of which off-balance sheet risk	106	88
Restructuring liabilities	306	311	SFr 199	SFr 0
Liabilities held for separate accounts	190	431
Interest and fees payable	5,591	6,039
Current tax liabilities	700	636
Deferred tax liabilities	394	129
Failed sales	720	737
Defined benefit pension and post-retirement plan liabilities	541	516
Other	12,947	13,534
Other liabilities	31,612	39,855
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	534	681
Foreclosed or repossessed real estate	8	16
Foreclosed or repossessed residential real estate	5	13
Bank
Other assets
Cash collateral on derivative instruments	5,142	5,706
Cash collateral on non-derivative transactions	490	1,237
Derivative instruments used for hedging	50	148
Assets held-for-sale	8,300	8,214
of which loans	8,130	8,062
of which real estate	141	122
of which long-lived assets	29	30
Assets held for separate accounts	190	431
Interest and fees receivable	4,819	4,801
Deferred tax assets	5,457	5,815
Prepaid expenses	330	395
Failed purchases	1,327	2,423
Defined benefit pension and post-retirement plan assets	1,058	995
Other	3,793	6,610
Other assets	30,956	36,775
Other liabilities
Cash collateral on derivative instruments	8,644	11,497
Cash collateral on non-derivative transactions	473	369
Derivative instruments used for hedging	99	2
Deposits held-for-sale	0	1,577
Provisions	998	4,068
of which off-balance sheet risk	106	88
Restructuring liabilities	301	311	SFr 199	SFr 0
Liabilities held for separate accounts	190	431
Interest and fees payable	5,804	6,012
Current tax liabilities	687	624
Deferred tax liabilities	152	99
Failed sales	720	737
Defined benefit pension and post-retirement plan liabilities	541	521
Other	13,074	13,671
Other liabilities	31,683	39,919
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	534	681
Foreclosed or repossessed real estate	8	16
Foreclosed or repossessed residential real estate	SFr 5	SFr 13